ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands												1 Months Ended	12 Months Ended							24 Months Ended
	Sep. 04, 2015	Mar. 05, 2015 USD ($) shares	Sep. 05, 2014 USD ($) shares	Sep. 05, 2014 CNY (¥) shares	Aug. 31, 2014 USD ($) shares	May. 13, 2014 shares	May. 05, 2014 USD ($) shares	Jun. 03, 2013 USD ($) shares	Jun. 03, 2013 CNY (¥) shares	Dec. 30, 2011 item	Aug. 05, 2010 USD ($) $ / shares shares	Dec. 31, 2011 item	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 item	Dec. 31, 2009 item	Dec. 31, 2015 CNY (¥)	Apr. 08, 2015	May. 05, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 19, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of acquisitions | item																				8	24
Number of acquisitions accounted for as business combinations | item																		1	7		23
Number of acquisitions of operating rights | item																					1
Convertible loans converted into Class A Ordinary Shares | ¥														¥ 70,146	¥ 226,298
Amount received for issuance and sale of shares																	¥ 62,706
Reverse stock split ratio	30
Number of entities disposed off | item												5
Number of businesses disposed off | item												6
Number of entities to be sold as per the agreement | item										2
Total purchase consideration of shares issued | ¥																	129,772
CEHIL [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Convertible loans converted into Class A Ordinary Shares | $		$ 6,308
Number of shares issued on conversion of convertible loan		4,457,854			5,678,963	32,426,090
Total purchase consideration of shares issued | $					$ 5,779
Amount of debt converted | $		$ 6,308
CEHIL [Member] | Convertible Debt [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Amount of debt converted | $		6,308	$ 31,692
CEHIL [Member] | SummitView [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			25,182,076	25,182,076
Amount of debt converted			$ 36,692	¥ 224,517
New Flourish [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			5,678,963	5,678,963
Baring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Convertible loans converted into Class A Ordinary Shares | $		$ 5,000
Number of shares issued on conversion of convertible loan		2,786,159
Amount of debt converted | $		$ 5,000
Beijing Siwa Century Facility Management Co. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership percentage held in discontinued operations										100.00%
Soochow University [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership percentage held in discontinued operations																										70.00%
Jinghan Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership interest (as a percent)													100.00%									100.00%
Disposal percentage																							100.00%
Beijing JH Tutoring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage																							100.00%
Beijing JT Tutoring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage																							100.00%
Ambow Jingxue [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage																							64.00%
Warrant [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued											19,673
Share exchange ratio											0.33
Fair value of the exercised warrants | $											$ 362
Class A Ordinary Shares [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued								1,026,705	1,026,705
Amount received for issuance and sale of shares								$ 10,000	¥ 60,969
Amount outstanding in connection of shares issued and sold													$ 11,000									¥ 67,066
Reverse stock split ratio	2
Equivalent number of shares for each American depositary share											2
Number of shares surrendered							537,797
Total purchase consideration of shares issued								$ 21,000	¥ 128,035
Class A Ordinary Shares [Member] | SummitView [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			2,786,159	2,786,159
Amount received for issuance and sale of shares																$ 10,000	¥ 60,969
Amount outstanding in connection of shares issued and sold							$ 11,000									$ 11,000								¥ 67,066	¥ 67,066
Amount of debt converted | $			$ 5,000
Class A Ordinary Shares [Member] | SummitView [Member] | Convertible Debt [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			2,786,159	2,786,159
Class A Ordinary Shares [Member] | CEHIL [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan		4,457,854	16,716,954	16,716,954
Class A Ordinary Shares [Member] | CEHIL [Member] | Convertible Debt [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			16,716,954	16,716,954
Class A Ordinary Shares [Member] | New Flourish [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			5,678,963	5,678,963
Class A Ordinary Shares [Member] | Baring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan		2,786,159
Series B Preferred Stock [Member] | Warrant [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of warrants exercised (in shares)											6,558
Exercise price (in dollars per share) | $ / shares											$ 22.5
American Depository Shares [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued											355,907
Issue price of American depositary shares (in dollars per share) | $ / shares											$ 300.0
Beijing Intelligent Training School [Member] | Ambow Rongye and Ambow Zhixin [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership interest transferred													100.00%	100.00%
Beijing Huairou Xinganxian Training School [Member] | Ambow Rongye and Ambow Zhixin [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership interest transferred													100.00%	100.00%
Beijing Century Tutoring [Member] | Ambow Rongye and Ambow Zhixin [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership interest transferred													100.00%	100.00%